Significant Accounting Policies (Policies)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Accounting Policies [Line Items]
Principles of Consolidation

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of HMI and its subsidiaries in which it holds a controlling financial interest. All inter-company balances and transactions have been eliminated upon consolidation. The Company’s wholly owned subsidiaries to which the Company provides pool management services are variable interest entities, which are not controlled by HMI, but rather by the participants in the pools pursuant to the one vote‑per‑vessel contractual arrangements between the Company and the participants in the pools (the “Non-consolidated Pool Subsidiaries”). The Company has evaluated all facts and circumstances of not being the primary beneficiary of these Non-consolidated Pool Subsidiaries as per the guidance in ASC 810 including (a) any financial or other support (explicitly or implicitly) during the periods presented, (b) the carrying amounts and relevant classifications of the Non-consolidated Pool Subsidiaries, (c) the exposure of the Company to any loss from these Non-consolidated Pool Subsidiaries, and (d) any liquidity arrangement, guarantees and any other commitments by third parties that may affect the risk of exposure and concluded that none of the above conditions apply. The Non-consolidated Pool Subsidiaries are accounted for under the equity method. Under the equity method of accounting, investments in non-consolidated pool subsidiaries are stated at initial cost, and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company’s equity interest in the Non-consolidated Pool Subsidiaries as of December 31, 2024 and 2023 as well as the Company’s proportionate share of earnings or losses and distributions for the three years in the period ended December 31, 2024 was nil.

For the years ended December 31, 2024, 2023 and 2022, the Non-consolidated Pool Subsidiaries consisted of the following:

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Blue Fin Tankers Inc., which operates a pool of Suezmax-size tankers (the “Blue Fin pool”)
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SeaLion Tankers INC., which operates a pool of LR2-size tankers (the “SeaLion Pool”)
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Seadragon Tankers Inc., which operates a pool of VLCC tankers (the “Seadragon pool”)
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Dorado Tankers Pool Inc., which operates a pool of MR2-size tankers (the “Dorado pool”)

For the years ended December 31, 2024, 2023 and 2022, the dormant Non-consolidated Pool Subsidiaries consisted of the following:

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Sigma Tankers Inc. (the “Sigma pool”)
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Seawolf Tankers Inc. (the “Seawolf Pool”)
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Star Tankers Inc. (the “Star pool”)
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Marlin Tankers Inc. (the “Marlin Pool”)
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Sea Otter Tankers Inc. (the “Sea Otter Pool”)

SeaHorse Tankers Inc. operated a pool of small size tankers (the “SeaHorse Pool”) for the years ended December 31, 2023 and 2022. During the year ended December 31, 2024, the Company ceased providing management services to SeaHorse Tankers Inc. since the pool agreements with the vessels in the SeaHorse Pool were terminated. As a result, SeaHorse Pool was an operating Non-consolidated Pool Subsidiary of the Company for the years ended December 31, 2023 and 2022 and dormant as of December 31, 2024.

Use of Estimates		Use of Estimates: The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Earnings (Loss) per common share

Earnings per common share: Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities.

Diluted earnings per share gives effect to all potentially dilutive securities to the extent that they are dilutive. No potentially dilutive securities existed as of December 31, 2024, 2023 and 2022.

Foreign Currency Translation

Foreign Currency Translation: The Company translates the consolidated financial statements of its non-U.S. subsidiaries into U.S. dollars from their functional currencies. Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect at the consolidated balance sheet dates. Revenues and expenses are translated at the weighted average exchange rates prevailing during the period. Unrealized gains or losses arising from currency translation are included in other comprehensive income/(loss) in the accompanying consolidated statements of comprehensive income.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash consists of cash on hand and cash in banks. The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturities of three months or less to be cash equivalents.

Inventories

Inventories: Inventories consist of EU Emissions Trading System (“EU ETS”) allowances and are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of disposal and transportation. The cost is determined by the first-in, first-out method. EU ETS allowances are accounted for under Accounting Standards Codification (“ASC”) 330, as inventory, as the Company plans to actively trade these allowances. As of December 31, 2023, inventories also included consumable bunkers stated at the lower of cost and net realizable value.

Property and equipment, net

Property and equipment, net: Property and equipment is recorded at cost. The cost of each of the Company’s assets is depreciated on a straight-line basis over the asset’s remaining economic useful life, after considering the estimated residual value (if any).

The expected useful life of each of the assets are as follows:

Property and equipment
Furniture and office equipment	10 years
IT equipment and software	5 years

Impairment Loss

Impairment Loss: The Company follows the ASC Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded for furniture and office equipment when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related furniture and office equipment, annually. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the accompanying consolidated statements of income. For the years ended December 31, 2024, 2023 and 2022 there was no impairment loss.

Impairment of Right of use assets from operating leases

Impairment of Right of use assets from operating leases: The Company evaluates its Right of use assets from operating leases for potential impairment when it determines a triggering event has occurred. When a triggering event has occurred, the Company performs a test of recoverability by comparing the expected undiscounted future cash flows (including expected residual values) over the remaining lease terms to the carrying value of the Right of use asset. If the test of recoverability identifies a possible impairment, the Right of use asset’s fair value is measured in accordance with the fair value measurement framework. An impairment charge is recognized for the amount by which the carrying value of the Right of use asset exceeds its estimated fair value and would be recorded in the accompanying consolidated statements of income. For the years ended December 31, 2024, 2023 and 2022 there was no impairment of the Company’s Right of use assets from operating leases.

Accounting for Trade Revenues and Trade Revenues, related parties

Accounting for Trade Revenues and Trade Revenues, related parties: Trade revenues consist primarily of commissions and management fees earned from pool management services and commercial management services, commissions earned from services provided on sale and purchase (“S&P”) of vessels and management fees earned from technical management services. Commissions from pool management services and commercial management services are earned based on the gross freight, dead freight, hire and demurrage revenues of the managed vessels and are recognized ratably over the duration of each voyage on a load port-to-discharge port basis. Management fees from pool management services and commercial management services are earned on a fixed rate per day, per vessel. The Company’s pool and commercial management services do not have established terms of duration. Either party is entitled to terminate the agreement at any time after the expiry of a certain period, subject to the completion of the ongoing voyage, provided written notice of a period up to 3 months is given by either party to the other that the agreement is to terminate. Trade revenues are recognized when earned and when it is probable that future economic benefits will flow to the Company and such benefit can be measured reliably. The performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its service contracts consist of a single performance obligation of providing commercial management services during the transportation of the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses and the revenue is recognized on a straight- line basis over the voyage days from the commencement of the loading of cargo to completion of discharge.

Management fees from technical management services are earned for each vessel at a fixed rate per day. The Company’s technical management services have an established duration term of four years and either party can terminate the agreement if certain conditions are met. Trade revenues are recognized when earned and when it is probable that future economic benefits will flow to the Company and such benefit can be measured reliably. The Company determined that its technical management service contracts consist of a single performance obligation of providing technical management services during the period of service and the revenue is recognized on a straight-line basis over the service period.

In a sales and purchase service contract, the performance obligation is typically the brokerage service fee to facilitate the sale or purchase of a vessel. This involves finding a buyer or seller, negotiating terms, and closing the transaction. Commissions arising from the S&P services are considered as earned and are recognized at the point in time when the sale transaction has been completed and the ownership of the vessel has been transferred to the new owner and therefore the performance obligation is satisfied.

Operating Leases - The Company as a Lessor

Operating Leases - The Company as a Lessor

Time charter-out contracts

Our time charter revenues are generated from our vessels that have been chartered out to a third-party charterer for a specified period in exchange for consideration, which is based on a daily rate. The charterer has the full discretion over the ports subject to compliance with the applicable charter party agreement and relevant laws. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The charterer generally pays the charter hire monthly in advance. We determined that our time charter contracts are considered operating leases and therefore fall under the scope of the guidance ASC 842 because (i) the vessel is an identifiable asset, (ii) we do not have substantive substitution rights, and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any off-hire period, and ending upon redelivery to the Company. Under the guidance of ASC 842, we elected the practical expedient available to lessors to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components is the same as it is earned by the passage of time and (ii) the lease component, if accounted for separately, would be classified as an operating lease.

Time charter revenues received in advance of the provision of charter service are recorded as deferred revenue and recognized when the charter service is rendered. Deferred revenue also may result from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Deferred revenue amounts that will be recognized within the next twelve months are presented as current, with amounts to be recognized thereafter presented as non-current. Revenues earned through the profit-sharing arrangements in the time charters represent contingent rental revenues that are recognized when earned and amounts are reasonably assured based on estimates provided by the charterer.

Operating Leases - The Company as a Lessee

Operating Leases – The Company as a Lessee

Time charter-in contracts

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. The time charterer has control over the vessel’s employment within the agreed trading limits during this period. A time charter generally provides typical warranties and owner protective restrictions. The time charter contracts are considered operating leases because (i) the vessel is an identifiable asset, (ii) the owner of the vessel does not have substantive substitution rights, and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. In a time charter contract, the owner of the vessel is responsible for crew costs, vessel insurance, repairs and maintenance costs, and lubricants.

Our time charter-in contracts relate to the charter-in activity of vessels from third parties for a specified period of time in exchange for consideration, which is based on a daily rate. We elected the practical expedient of the ASC 842 guidance that allows for contracts with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities recognized on our consolidated balance sheets. The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Under the guidance ASC 842, we elected the practical expedients available to lessees to not separate the lease and non-lease components included in the charter hire expense because (i) the pattern of expense recognition for the lease and non-lease components is the same as it is earned by the passage of time, and (ii) the lease component, if accounted for separately, would be classified as an operating lease. We elected not to separate the lease and non-lease components included in charter hire expense, but to recognize operating lease expense as a combined single lease component for all time charter-in contracts.

Office leases

For leases with terms greater than 12 months, we record the related right-of-use asset and lease liability as the present value of fixed lease payments over the lease term. For leases that do not provide a readily determinable discount rate, we use our incremental borrowing rate to discount lease payments to present value. The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. After the commencement date, we remeasure the lease liability to reflect changes to the lease payments. We recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Accounting for Voyage Revenues and Voyage expenses

Accounting for Voyage Revenues and Voyage expenses: In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage, which may contain multiple load ports and discharge ports. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charter party contracts commit for a minimum amount of cargo. The charterer is liable for any short loading of cargo known as “dead” freight. The voyage charter party generally has a “demurrage” or “dispatch” clause. As per this clause, the charterer reimburses the Company for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Demurrage revenue is recognized starting from the point that it is determined that the amount can be estimated and its collection is probable and on a straight line basis until the end of the voyage. Conversely, the charterer is given credit if the loading/discharging activities happen in less time than the allowed laytime known as dispatch resulting in a reduction in revenue and is recognized as the performance obligation is satisfied. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses and the revenue is recognized on a straight-line basis over the voyage days from the commencement of the loading of cargo to completion of discharge. The freight charters are considered service contracts which fall under the provisions of ASC 606 because the Company retains control over the operations of the vessels such as the routes taken or the vessels’ speed. Freight, demurrage, and miscellaneous revenues from the operations of vessels are recognized in the period earned. Such revenues and the related operating costs applicable to voyages in progress at the end of a reporting period are recognized ratably over the estimated duration of the voyage on the percentage-of-completion method of accounting.

Voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage and agency commissions, port expenses, canal dues and bunker fuel. Brokerage and agency commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and are expensed over the related charter period. All other voyage expenses are expensed as incurred, except for expenses during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port). Any expenses incurred during the ballast portion of the voyage such as bunker fuel expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that we can specifically identify, (2) able to generate or enhance resources of the Company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘deferred voyage expenses’ in the accompanying consolidated balance sheets. Voyage expenses presented in the accompanying consolidated statements of income, were associated with bunkers consumed during the ballast or idle periods and bunkers consumed when the related vessel operates under a spot voyage.

Syndication income, related party

Syndication income, related party: Heidmar Investments LLC, a fully-owned consolidated subsidiary of Heidmar Inc., entered into “Syndication Agreements” (“syndication”) with Heidmar Trading LLC, a related party, (“syndication partner”) for two vessels (“Two Vessels”) which the syndication partner chartered-in from unrelated parties and then chartered-out to unrelated parties. The syndication is an assignment and transfer of profits and losses between Heidmar Investments LLC and the syndication partner wherein Heidmar Investments LLC will assume the syndication partner’s monthly charter hire and voyage expenses and in return will be assigned the revenues earned by the Two Vessels (the “syndication result”). Furthermore, in accordance with the provisions of the Syndication Agreements, Heidmar Inc. has been appointed as the commercial manager of the vessels based on the provisions of the related commercial management agreements (“CMA”) entered into between HMI and the syndication partner. In order to receive the proceeds from the Syndication Agreement, the Company needs to be performing the services under the CMA. Therefore, the Syndication Agreements and the CMA are considered a single service contract which depends on the provision of a service and in accordance with the guidance in ASC 606-10-25-9 for combining contracts, the Syndication Agreement and the CMA are accounted for as a single services contract under ASC 606 (the “services contract”). HMI concluded that the services contract includes a fixed and a variable consideration related to the servicing of the vessels. The variable consideration is equal to the net operating results of the two vessels which is recognized as the profits are earned or the losses are incurred during the period of the service contract as that is when the income, if any, can be reliably measured for this variable remuneration. The fixed based fee component is a fixed rate per day and a fixed commission on the gross freight, dead freight, hire and demurrage revenues of the Two Vessels. The fixed commissions earned are recognized ratably over the duration of each voyage on a load port-to-discharge port basis. Because the variable consideration is calculated after taking into account the fixed fee component recognized as an expense by the vessels in their operating results, the income related to the fixed fees is eliminated against such expense included in the variable fee income. The resulting variable fee income amounted to $670,231, $8,409,528 and $6,223,911 for the years ended December 31, 2024, 2023 and 2022, respectively. The Syndication Agreements commenced in January and February 2022, and terminated in March 2024 and April 2023, respectively.

Profit sharing arrangements

Profit sharing arrangements: The Company follows the provisions of ASC 470 “Debt” in order to account for the profit and loss sharing agreements entered into with related or unrelated parties. According to the provisions of the profit and loss sharing agreements, the Company charters in a vessel, earns revenue from the charter out of the vessel to another party, and receives an upfront cash payment from the counterparty of the profit and loss sharing agreement to be used for the operations of the vessel and the counterpart receives an agreed percentage of profits and losses (sale of future revenue, arising from the operations of the vessel. When the Company has significant continuing involvement in the generation of the cash flows of the vessel, the Company accounts for this transaction as debt under ASC 470-10. The proceeds received in a sale of future revenue are accounted for as debt. After the initial recognition, an entity uses the interest method (ASC 835-30-25-5: “The total amount of interest during the entire period of a cash loan is generally measured by the difference between the actual amount of cash received by the borrower and the total amount agreed to be repaid to the lender to account for the amount recorded as debt.”). Actual cash repayments are recorded as either interest expense or a reduction of the outstanding debt balance, including accrued interest, in accordance with the interest method. Interest cost is accrued in each period by applying the effective interest rate against the debt’s net carrying amount. If the timing or amount of the actual or estimated cash flows changes, the original amortization schedule for the debt is updated to reflect the revised cash flows. The Company has elected to adopt the prospective approach to account for changes in the amount or timing of cash flows, in which the effective interest rate is updated.

Concentration of credit risk

Concentration of credit risk: The Company extends credit to its customer in the normal course of business. The Company regularly reviews its accounts and estimates the amount of uncollectible receivables each period to assess the adequacy of the allowance for uncollectible amounts. Management does not believe significant risk exists in connection with the Company’s concentration of credit as at December 31, 2024 and 2023. The simplified approach is applied to other receivables and receivables from related parties and the Company recognizes lifetime expected credit losses ("ECLs") on other receivables and receivables from related parties. Under the simplified approach, the loss allowance is always equal to ECLs. No provision for doubtful accounts was required for the years ended December 31, 2024, 2023 and 2022. The Company places its cash and cash equivalents, consisting mainly of bank deposits, with creditworthy financial institutions rated by qualified rating agencies.

Income tax

Income tax: The Company through its subsidiaries operates in various jurisdictions and generates taxable income (if any). Current tax is recognized at the amount of tax payable using the tax rates and laws that have been enacted or substantively enacted by the balance sheet date.

Fair Value

Fair Value: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following categories:

Level 1: Quoted market prices in active markets for identical assets and liabilities.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs that are not corroborated by market data.

Business Acquisitions & Asset Acquisitions

Business Acquisitions & Asset Acquisitions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction is a purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Topic 805, Business Combinations, the Company first evaluates whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets (Step one). If that threshold is met, the set of assets and activities is not a business. If the threshold is not met, the Company evaluates whether the set meets the definition of a business (Step two). To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition date fair values. For asset acquisitions, the net assets acquired should be measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the qualifying assets acquired. Transaction costs associated with asset acquisitions are capitalized.

Goodwill and Intangible Asset

Goodwill and Intangible Asset: The goodwill represents the excess of the purchase consideration over the fair value of the net assets acquired in a business acquisition. The determination of the value of goodwill and intangible assets arising from acquisitions requires extensive use of accounting estimates and judgments to allocate the purchase price to the fair value of intangible assets acquired, and liabilities assumed and the excess purchase price over net assets acquired to goodwill. Goodwill is not amortized and is assessed for impairment using fair value measurement techniques at least annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The goodwill is considered to be impaired if the Company determines that the carrying value of Company’s one reporting unit exceeds its respective fair value. No impairment charge was recorded for the year ended December 31, 2024.

The Company tests goodwill for impairment by either performing a qualitative evaluation or a quantitative test. The quantitative assessment for goodwill requires the Company to estimate the fair value of the Company’s one reporting unit using either an income or market approach or a combination thereof.

Intangible asset includes the technical license management (“Technical License”), which is an amortizable intangible asset. Amortization is calculated on a straight-line basis over the estimated useful life of the asset. Amortization for licenses commences upon market launch. Amortization for assets acquired commences upon acquisition. Technical License is amortized over a 15-year period.

Amortizable intangible assets are assessed for impairment upon triggering events that indicate that the carrying value of an asset may not be recoverable. Recoverability is measured by a comparison of the carrying amount to future net undiscounted cash flows expected to be generated by the associated asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair market value of the intangible assets. No impairment charge was recorded for the year ended December 31, 2024.

Acquisition Installments Payable

Acquisition Installments Payable: Upon the completion of an acquisition, the Company may record an acquisition installment payable. Acquisition installments payables, which are fixed future payments, are recorded at their net present value. Accretion of interest expense attributable to the acquisition installments payable is recorded as a component of finance costs.

Investments in joint ventures

Investments in joint ventures: The Company’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the accompanying consolidated statements of income. No impairment charge was recorded for the year ended December 31, 2024.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

In August 2023, the FASB issued ASU 2023-05 that will require a joint venture, upon formation, to measure its assets and liabilities at fair value in its standalone financial statements. A joint venture will recognize the difference between the fair value of its equity and the fair value of its identifiable assets and liabilities as goodwill (or an equity adjustment, if negative) using the Business Combination accounting guidance regardless of whether the net assets meet the definition of a business. The new accounting standard is intended to reduce diversity in practice. This ASU applies to an entity that qualifies as either a joint venture or a corporate joint venture under GAAP. This accounting standard will become effective for joint ventures with a formation date on or after January 1, 2025, with early adoption permitted. The Company adopted this ASU on January 1, 2025. The Company is currently evaluating the potential effect that the updated standard will have on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. The Company adopted ASU 2023-07 as of January 1, 2024 and its adoption increased the disclosures on the Company’s consolidated financial statements, while there was no impact to financial position or results of operations.

In December 2023, the FASB issued ASU 2023-09, “Improvement to Income Tax Disclosure”. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public entities, for annual periods beginning after December 15, 2024. The Company adopted this ASU on January 1, 2025. The Company is currently evaluating the potential effect that the updated standard will have on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, that will require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

Heidmar Maritime Holdings Corp.
Accounting Policies [Line Items]
Use of Estimates

Use of Estimates: The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Earnings (Loss) per common share

Loss per common share: Basic loss per share is computed by dividing net loss attributable to common shareholder by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities.

Diluted earnings/(loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive. No potentially dilutive securities existed as of December 31, 2024.

Foreign Currency Translation

Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s suppliers utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. Resulting gains or losses are separately reflected in the accompanying consolidated statement of operations.

General and administrative expenses	General and administrative expenses: General and administrative expenses include, but not limited to, audit and legal fees and other such professional fees and expenses.
Recent Accounting Pronouncements

Recent Accounting Pronouncements: Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.